Operating Segments - Information about Reportable Segments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	₩ 64,785,709	₩ 65,154,636	₩ 60,186,867
Interest income	352,384	337,258	212,451
Interest expenses	(755,711)	(741,296)	(653,115)
Depreciation and amortization	(3,461,115)	(3,267,629)	(3,297,420)
Impairment loss on property, plant and equipment and others	(704,756)	(1,451,397)	(302,967)
Impairment loss on available-for-sale financial assets			(123,214)
Share of profit or loss of investment in associates and JVs	273,741	112,635	10,540
Investments in associates	1,864,509	1,738,692
Income tax expense	(1,088,369)	(1,683,630)	(1,185,740)
Segment profit (loss)	2,038,165	1,932,386	2,909,311
Assets	79,370,808	78,776,991
Liabilities	31,607,510	32,104,377
Reportable segments [member]
Disclosure of operating segments [line items]
Revenues	101,104,207	102,258,628	95,059,704
Interest income	399,592	373,926	280,488
Interest expenses	(871,655)	(863,560)	(757,963)
Depreciation and amortization	(3,425,677)	(3,325,415)	(3,360,366)
Impairment loss on property, plant and equipment and others	(634,745)	(1,343,360)	(336,719)
Impairment loss on available-for-sale financial assets			(127,319)
Share of profit or loss of investment in associates and JVs	(1,027,435)	(1,049,335)	(1,721)
Impairment loss on investment in associates and JVs		(1,049,335)
Investments in associates			19,113,739
Income tax expense	(1,035,769)	(1,664,258)	(1,274,696)
Segment profit (loss)	1,324,046	1,331,419	3,160,761
Assets	102,502,209	101,878,001	101,542,757
Investment in subsidiaries, associates and joint ventures	18,650,051	18,922,074
Acquisition of non-currentassets	2,903,434	2,652,860	2,670,224
Liabilities	40,324,920	40,264,320	39,809,138
Reportable segments [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	64,366,848	64,977,777	60,655,100
Reportable segments [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	36,737,359	37,280,851	34,404,604
Reportable segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	23,640,576	24,344,571	22,823,501
Reportable segments [member] | Steel [member]
Disclosure of operating segments [line items]
Revenues	49,808,443	50,421,222	47,611,378
Interest income	211,715	199,016	128,827
Interest expenses	(529,743)	(468,681)	(422,357)
Depreciation and amortization	(2,892,901)	(2,812,666)	(2,856,133)
Impairment loss on property, plant and equipment and others	(497,583)	(1,057,474)	(149,840)
Impairment loss on available-for-sale financial assets			(95,261)
Share of profit or loss of investment in associates and JVs	(865,769)		8,352
Impairment loss on investment in associates and JVs		(733,879)
Investments in associates			16,116,654
Income tax expense	(725,448)	(1,307,292)	(977,853)
Segment profit (loss)	585,948	1,268,313	2,790,855
Assets	71,153,809	70,976,493	70,017,816
Investment in subsidiaries, associates and joint ventures	15,650,654	16,099,692
Acquisition of non-currentassets	2,275,103	2,239,467	2,033,184
Liabilities	21,101,474	20,289,037	19,057,249
Reportable segments [member] | Steel [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	32,078,453	32,358,009	30,230,368
Reportable segments [member] | Steel [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	17,729,990	18,063,213	17,381,010
Reportable segments [member] | Steel [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	12,184,743	12,496,287	12,004,614
Reportable segments [member] | Trading [member]
Disclosure of operating segments [line items]
Revenues	37,624,818	38,318,855	34,878,203
Interest income	41,739	36,437	32,799
Interest expenses	(183,129)	(189,165)	(121,967)
Depreciation and amortization	(276,817)	(210,493)	(206,490)
Impairment loss on property, plant and equipment and others	(131,914)	(86,085)	(140,839)
Share of profit or loss of investment in associates and JVs	(76,038)
Impairment loss on investment in associates and JVs		(160,085)
Investments in associates			1,134,798
Income tax expense	(119,044)	(52,914)	(109,710)
Segment profit (loss)	165,348	49,264	112,661
Assets	14,482,538	15,550,854	14,139,098
Investment in subsidiaries, associates and joint ventures	1,409,764	1,379,045
Acquisition of non-currentassets	192,805	132,017	286,185
Liabilities	10,184,521	11,454,079	10,386,294
Reportable segments [member] | Trading [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	22,157,131	22,407,717	20,802,207
Reportable segments [member] | Trading [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	15,467,687	15,911,138	14,075,996
Reportable segments [member] | Trading [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	8,130,503	8,743,666	8,043,643
Reportable segments [member] | Construction [member]
Disclosure of operating segments [line items]
Revenues	7,688,005	7,320,734	7,285,530
Interest income	118,102	115,019	100,922
Interest expenses	(77,005)	(111,101)	(112,983)
Depreciation and amortization	(29,266)	(36,840)	(42,123)
Impairment loss on property, plant and equipment and others	(1,490)	(82,521)	(37,476)
Impairment loss on available-for-sale financial assets			(18,637)
Share of profit or loss of investment in associates and JVs	(85,628)		(8,555)
Impairment loss on investment in associates and JVs		(155,371)
Investments in associates			668,392
Income tax expense	(86,106)	(238,441)	(109,961)
Segment profit (loss)	27,789	234	24,545
Assets	7,653,637	7,333,221	8,609,753
Investment in subsidiaries, associates and joint ventures	527,418	511,230
Acquisition of non-currentassets	30,563	49,095	99,190
Liabilities	4,584,423	4,386,852	5,744,693
Reportable segments [member] | Construction [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	6,944,629	6,769,410	6,886,606
Reportable segments [member] | Construction [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	743,376	551,324	398,924
Reportable segments [member] | Construction [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	686,881	465,057	329,215
Reportable segments [member] | Other reportable segment [member]
Disclosure of operating segments [line items]
Revenues	5,982,941	6,197,817	5,284,593
Interest income	28,036	23,454	17,940
Interest expenses	(81,778)	(94,613)	(100,656)
Depreciation and amortization	(226,693)	(265,416)	(255,620)
Impairment loss on property, plant and equipment and others	(3,758)	(117,280)	(8,564)
Impairment loss on available-for-sale financial assets			(13,421)
Share of profit or loss of investment in associates and JVs			(1,518)
Investments in associates			1,193,895
Income tax expense	(105,171)	(65,611)	(77,172)
Segment profit (loss)	544,961	13,608	232,700
Assets	9,212,225	8,017,433	8,776,090
Investment in subsidiaries, associates and joint ventures	1,062,215	932,107
Acquisition of non-currentassets	404,963	232,281	251,665
Liabilities	4,454,502	4,134,352	4,620,902
Reportable segments [member] | Other reportable segment [member] | External customers [member]
Disclosure of operating segments [line items]
Revenues	3,186,635	3,442,641	2,735,919
Reportable segments [member] | Other reportable segment [member] | Internal customers [member]
Disclosure of operating segments [line items]
Revenues	2,796,306	2,755,176	2,548,674
Reportable segments [member] | Other reportable segment [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenues	₩ 2,638,449	₩ 2,639,561	₩ 2,446,029